Transactions with Parties-in-Interest (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 3,857,689,312	$ 3,581,786,164
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	437,463,205	514,577,622
EBP, Other Investment
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 547,344,901	$ 521,096,094
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Management Fees	0.15%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Management Fees	0.32%